Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 32,055	$ 21,742
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29,128	19,775
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,927	$ 1,967